RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE－ 19 RELATED PARTY TRANSACTIONS

From time to time, a shareholder and director of the Company advanced funds to the Company for working capital purposes. Those advances are unsecured, non-interest bearing and due on demand.

The Company paid to the key management personnel, the total salaries of $187,500 and $187,500 during the three months ended September 30, 2025 and 2024, respectively.

The Company paid to the key management personnel, the total salaries of $562,500 and $562,200 during the nine months ended September 30, 2025 and 2024, respectively.

The Company issued 160,000 and 0 shares of common stock to the key management personnel for incentive of $199,200 and $0 during the three months ended September 30, 2025 and 2024, respectively.

The Company issued 160,000 and 0 shares of common stock to the key management personnel for incentive of $199,200 and $0 during the nine months ended September 30, 2025 and 2024, respectively.

The Company subsidiary paid their one officer, total professional fee of $1,788 and $1,855 during the three months ended September 30, 2025 and 2024, respectively.

The Company subsidiary paid their one officer, total professional fee of $5,372 and $6,299 during the nine months ended September 30, 2025 and 2024, respectively.

The Company paid and accrued to its shareholders, total professional fee of $0 and $250,000 during the nine months ended September 30, 2025 and 2024, respectively.

On August 1, 2025, the Company disposed two of its subsidiaries, Gorilla Networks Pte Ltd and Gorilla Networks (VN) LLC to its common shareholders at a consideration of $1.

Apart from the transactions and balances detailed elsewhere in these accompanying unaudited condensed consolidated financial statements, the Company has no other significant or material related party transactions during the years presented.

NOTE－ 19 RELATED PARTY TRANSACTIONS

From time to time, a shareholder and director of the Company advanced funds to the Company for working capital purposes. Those advances are unsecured, non-interest bearing and due on demand.

The Company paid to the director and key management personnel, the total salaries of $937,500 and $995,796 during the years ended December 31, 2024 and 2023, respectively.

The Company accrued 0 and 444,861 shares to directors and key management personnel, the total share option of $0 and $712,036 during the years ended December 31, 2024 and 2023, respectively.

The Company paid to a former director, total professional fee of $500,000 and $1,600,000 during the years ended December 31, 2024 and 2023, respectively.

The Company’s subsidiary paid their officer, total professional fee of $8,148 and $9,867 during the years ended December 31, 2024 and 2023, respectively.

The Company paid and accrued to its shareholders, total professional fee of $500,000 and $200,000 during the years ended December 31, 2024 and 2023, respectively. Including in the above the Company issued 0 shares of $0 and 196,078 shares of $200,000 during the years ended December 31, 2024 and 2023, respectively.

Apart from the transactions and balances detailed elsewhere in these accompanying consolidated audited financial statements, the Company has no other significant or material related party transactions during the years presented.